COMMITMENTS AND CONTINGENCIES (Details)			12 Months Ended
	Jan. 23, 2023 USD ($)	Nov. 16, 2022 USD ($)	Dec. 31, 2022 USD ($) item $ / shares shares	Feb. 10, 2023 $ / shares	Dec. 31, 2021 USD ($) $ / shares
COMMITMENTS AND CONTINGENCIES
Deferred fee per unit | $ / shares			$ 0.35
Aggregate deferred fee			$ 9,660,000
Reduction in deferred underwriting fee payable, Waiver		$ 3,767,400
Deferred underwriting fee payable			$ 5,892,600		$ 9,660,000
Maximum number of demands for registration of securities | item			3
Subsequent event
COMMITMENTS AND CONTINGENCIES
Reduction in deferred underwriting fee payable, Waiver	$ 4,636,800
Class A Common stock
COMMITMENTS AND CONTINGENCIES
Common stock par value | $ / shares			$ 0.0001		$ 0.0001
Class A Common stock | Subsequent event
COMMITMENTS AND CONTINGENCIES
Common stock par value | $ / shares				$ 0.0001
Business Combination Agreement | Class A Common stock | AEON
COMMITMENTS AND CONTINGENCIES
Common stock par value | $ / shares			$ 0.0001
Equity value of the company to be acquired			$ 165,000,000
Shares held back to satisfy the conditions | shares			809,000